Share Capital and Employee Compensation Plans - Option Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of share-based payment arrangements [Abstract]
Share options outstanding, beginning (shares) | shares	513,200	377,000.0
Granted (shares) | shares		167,100
Exercised (shares) | shares	(100,900)
Expired (shares) | shares		(14,400)
Forfeited (shares) | shares	(15,900)	(16,500)
Share options outstanding, ending (shares) | shares	396,400	513,200
Outstanding, beginning of period (CAD$ per share) | $ / shares	$ 22.32	$ 23.01
Granted (CAD$ per share) | $ / shares		21.18
Exercised (CAD$ per share) | $ / shares	20.07
Expired (CAD$ per share) | $ / shares		23.61
Forfeited (CAD$ per share) | $ / shares	22.25	25.39
Outstanding, end of period (CAD$ per share) | $ / shares	$ 22.90	$ 22.32